Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income before income tax	R$ 1,758,528	R$ 996,944	R$ 1,544,109	R$ 640,728	R$ 575,507
Adjustments to reconcile income before income taxes
Depreciation of property, equipment and right-of-use assets	52,972	38,409	53,080	24,470	9,338
Amortization of intangible assets	52,928	23,992	37,630	28,318	18,065
Loss on impairment and write-off of property, equipment, intangible assets and leases, net	61,888	7,606	11,245	19,915	4,491
Income from share in the net income of associates and joint ventures and other investments	562
Expected credit losses on accounts receivable, loan operations and other financial assets	38,171	6,318	9,410	8,220	4,347
(Reversal of) Provision for contingencies, net	(53)	(2,207)	(1,601)	7,897	3,531
Net foreign exchange differences	2,981	571	3,636	(25,832)	36,271
Grant of share-based plan	78,537		5,371
Interest accrued	47,529	64,099	86,862	64,330	8,134
Changes in assets and liabilities
Securities (assets and liabilities)	(23,926,297)	(11,018,501)	(20,188,931)	(2,929,021)	(958,894)
Derivative financial instruments (assets and liabilities)	314,825	390,880	825,719	(492,024)	(209,030)
Securities trading and intermediation (assets and liabilities)	5,066,641	1,986,946	4,201,246	1,969,621	1,036,957
Securities purchased (sold) under resale (repurchase) agreements	10,861,923	6,094,987	(2,919,480)	(5,635,630)	262,377
Accounts receivable	178,152	(34,217)	(243,893)	(92,809)	(70,589)
Loan operations	(1,375,823)
Prepaid expenses	(1,001,314)	(142)	7,040	(31,380)	(19,565)
Other assets and other financial assets	(216,882)	20,583	(14,548)	(58,964)	(7,917)
Securities sold under repurchase agreements			8,997,713	6,126,676	(258,118)
Structured operations certificates	1,122,983
Accounts payable	387,120	72,928	132,235	63,000	3,163
Deposits	1,556,514
Social and statutory obligations	(113,027)	23,878	241,033	81,253	62,274
Tax and social security obligations	(262,915)	6,930	(9,223)	4,463	(2,459)
Private pension liabilities	5,890,232	1,705,647	3,743,031	16,059
Other liabilities and other financial liabilities	341,273	5,628	98,497	14,524	(8,901)
Cash from operations	917,448	391,279	(3,379,819)	(196,186)	488,982
Income tax paid	(48,097)	(355,410)	(402,574)	(202,443)	(219,446)
Contingencies paid	(592)	(1,062)	(3,172)	(3,933)	(7,169)
Interest paid	(62,015)	(16,386)	(28,427)	(54,185)
Net cash flows from operating activities	806,744	18,421	(3,813,992)	(456,747)	262,367
Investment activities
Acquisition of intangible assets	(79,127)	(39,974)	(88,949)	(53,517)	(20,627)
Acquisition of property and equipment	(40,011)	(43,749)	(72,499)	(83,149)	(30,369)
Acquisition of subsidiaries, net of cash acquired	(55,741)			(10,413)	(404,631)
Investment in associates and joint ventures	(204,960)
Net cash flows used in investing activities	(379,839)	(83,723)	(161,448)	(147,079)	(455,627)
Financing activities
Proceeds from borrowings				325,370	826,000
Payments of borrowings and lease liabilities	(130,798)	(101,047)	(123,332)	(689,634)
Proceeds from issuance of debentures		400,000	400,000	400,000
Payments of debentures	(400,000)		(11,815)
Repurchase of debentures	(64,717)
Dividends paid to owners of the parent			(500,000)	(325,000)	(189,998)
Proceeds from capital contributions, net			4,482,002	673,294
Net subscriptions received (redemptions paid)—non-controlling interests					(45,550)
Transactions with non-controlling interests	831	(1,229)	(1,855)	146	(2,078)
Dividends paid to non-controlling interests	(6,136)	(9,193)	(11,143)	(4,090)	(3,858)
Net cash flows from (used in) financing activities	(600,820)	288,531	4,233,857	380,086	584,516
Net increase (decrease) in cash and cash equivalents	(173,915)	223,230	258,417	(223,740)	391,255
Cash and cash equivalents at the beginning of the fiscal year	887,796	626,863	626,863	835,493	440,128
Effects of exchange rate changes on cash and cash equivalents	33,814	(4,116)	2,516	15,110	4,110
Cash and cash equivalents at the end of the fiscal year	747,695	845,977	887,796	626,863	835,493
Cash	642,491	70,483	109,922	68,407	153,218
Securities purchased under agreements to resell	0	684,964	654,057	488,809	420,958
Interbank certificate deposits	R$ 105,204	R$ 90,530	R$ 123,817	R$ 69,647	R$ 261,317